UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D. C. 20549

       FORM 24F-2
       Annual Notice of Securities Sold
       Pursuant to Rule 24f-2


       1.	Name and address of issuer:

      	The Variable Annuity Life Insurance Company Separate
Account A
              	2727-A Allen Parkway
                  	Houston, Texas 77019

       2.	The name of each series or class of securities for
which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

       3.	Investment Company Act File Number:   811-3240
       Securities Act File  Number:    033-75292; 002-96223; 002-
32783; 333-49232; 333-124398;333-137942; 333-170476

4(a).	Last day of fiscal year for which this notice is filed:
December 31, 2013

       4(b).	[] Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuers fiscal year).  (See instruction A.2)

       Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).	[] Check box if this is the last time issuer will be filing
this Form.

       5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	$
3,020,945,063

(ii)	Aggregate price of securities redeemed or repurchased
during the fiscal year:	$3,816,764,008

(iii)	Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1997 that were not previously used to
reduce registration fees payable to the Commission:  $
2,475,628,357

(iv)	Total available redemption credits (add Items 5(ii)
and 5(iii):			  $ 6,292,392,365

(v)	Net sales - If Item (5 (i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:	($ 3,271,447,302)

(vii)	Multiplier for determining registration fee (See
Instruction C.9): 		        .0001288

(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)](enter  0.00  if no fee is due)	0.00


       6.	Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7.	Interest due -- If this Form is being filed more than 90
days after the end of the issuer's fiscal year (see
instruction D):	$ 0.00

       8.	Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:      $0.00

9.	Date the registration fee and any interest payment was sent
to the Commissions lockbox depository:


       Method of Delivery:

             	[   ]Wire Transfer
                  	[   ]Mail or other means








SIGNATURE PAGE FORM 24F-2 2013


       This report is signed on behalf of the registrant in the City of Houston and State of Texas on the 25st day of February, 2014.


       THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
       SEPARATE ACCOUNT A



       By:

              David Jorgensen
              Senior Vice President